Shareholders' equity - Shares offering (Details) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 12, 2021 USD ($) shares	Jan. 12, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares
Shareholders' equity
Number of shares issued				18,975,000
Net proceeds | $				$ 240,569
Issuance of shares for minority buyouts (in shares)				722,577
Acquisition escrow shares returned and retired (in shares)			980,098	745,915
Shares repurchased and held in treasury			0	0
Subordinate Voting Shares [Member]
Shareholders' equity
Issuance of shares for minority buyouts (in shares)				722,577
Acquisition escrow shares returned and retired (in shares)			980,098	745,915
Subordinate Voting Shares [Member] | 2018 Long Term Incentive Plan
Shareholders' equity
Shares reserved for future issuance			71,749,083	70,834,043
Subordinate Voting Shares [Member] | Underwritten public offering
Shareholders' equity
Number of shares issued	18,975,000	18,975,000
Share issue price | $ / shares		$ 16.70
Gross proceeds | $		$ 316,883
Net proceeds | $	$ 240,600